Debt - Future minimum repayments (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Debt
2021	[1]	$ 14,160,927
2022		30,876,388
2023		18,881,236
2024		134,704,886
2025		3,600,000
Total long-term debt		$ 202,223,437	$ 213,883,887

[1]	Nine-month period ending December 31, 2021.5